POST-EMPLOYMENT BENEFITS - Change in Defined Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	$ 733
Service cost	35	$ 30
Interest cost (income)	22	20
Return on plan assets (excluding interest income)	(147)	(241)
Actuarial gain due to financial assumption changes	297	337
Actuarial gain due to demographic assumption changes	(27)	(14)
Actuarial experience adjustments	14	25
Administrative expenses paid from plan assets	11	9
Net defined benefit liability (asset) - ending balance	917	733
Defined benefit pension plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	2,927	2,037
Through business combinations	88	514
Service cost	35	30
Interest cost (income)	83	88
Foreign currency exchange differences	43	20
Participant contributions	2	3
Actuarial gain due to financial assumption changes	297	337
Actuarial gain due to demographic assumption changes	(27)	(14)
Actuarial experience adjustments	14	25
Insurance premiums for risk benefits	0	0
Benefits paid from plan assets	(121)	(91)
Benefits paid from employer	(33)	(22)
Net defined benefit liability (asset) - ending balance	3,308	2,927
Defined benefit pension plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	(2,194)	(1,542)
Through business combinations	(62)	(398)
Interest cost (income)	(61)	(68)
Return on plan assets (excluding interest income)	(147)	(241)
Foreign currency exchange differences	(23)	(9)
Employer contributions	(65)	(51)
Participant contributions	(2)	(3)
Insurance premiums for risk benefits	1	0
Employer direct settlements	0	(1)
Benefits paid from plan assets	119	91
Benefits paid from employer	32	19
Administrative expenses paid from plan assets	11	9
Net defined benefit liability (asset) - ending balance	(2,391)	(2,194)
Post-employment plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	102
Service cost	3	1
Interest cost (income)	3	3
Return on plan assets (excluding interest income)	0	0
Actuarial gain due to financial assumption changes	6	15
Actuarial gain due to demographic assumption changes	0	1
Actuarial experience adjustments	(5)	(1)
Administrative expenses paid from plan assets	0	0
Net defined benefit liability (asset) - ending balance	101	102
Post-employment plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	106	68
Through business combinations	(1)	25
Service cost	3	1
Interest cost (income)	3	3
Foreign currency exchange differences	(1)	0
Participant contributions	4	3
Actuarial gain due to financial assumption changes	6	15
Actuarial gain due to demographic assumption changes	0	1
Actuarial experience adjustments	(5)	(1)
Insurance premiums for risk benefits	0	0
Benefits paid from plan assets	(3)	(2)
Benefits paid from employer	(8)	(7)
Net defined benefit liability (asset) - ending balance	104	106
Post-employment plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	(4)	0
Through business combinations	0	(4)
Interest cost (income)	0	0
Return on plan assets (excluding interest income)	0	0
Foreign currency exchange differences	0	(2)
Employer contributions	(2)	(4)
Participant contributions	(2)	(3)
Insurance premiums for risk benefits	0	0
Employer direct settlements	0	0
Benefits paid from plan assets	(1)	2
Benefits paid from employer	6	7
Administrative expenses paid from plan assets	0	0
Net defined benefit liability (asset) - ending balance	$ (3)	$ (4)